FINANCIAL INSTRUMENTS (Schedule of Assumptions) (Details) - Financial Instruments [Member]	12 Months Ended
Dec. 31, 2019 $ / shares
Disclosure of detailed information about financial instruments [line items]
Expected term	3 years
Expected dividend	0.00%
Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Price per share	$ 1.84
Volatility	62.00%
Risk free interest rate	1.63%
Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Price per share	$ 2.07
Volatility	63.00%
Risk free interest rate	1.71%